UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Round Table Services, LLC
Address: 319 Lenox Avenue
         Westfield, NJ  07090

13F File Number:  028-12173

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher Cheng
Title:     Chief Compliance Officer
Phone:     908-789-7310

Signature, Place, and Date of Signing:

  /s/  Christopher Cheng     Westfield, NJ     October 26, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    34

Form 13F Information Table Value Total:    $52,633 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLE INC                      COM              037833100     1351     4760 SH       SOLE                        0        0     4760
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      498        4 SH       SOLE                        0        0        4
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      281     3400 SH       SOLE                        0        0     3400
BOARDWALK PIPELINE PARTNERS    UT LTD PARTNER   096627104      333    10186 SH       SOLE                        0        0    10186
CISCO SYS INC                  COM              17275R102      526    24000 SH       SOLE                        0        0    24000
CITIGROUP INC                  COM              172967101       41    10415 SH       SOLE                        0        0    10415
DUKE REALTY CORP               COM NEW          264411505      487    42061 SH       SOLE                        0        0    42061
EXXON MOBIL CORP               COM              30231G102      680    11008 SH       SOLE                        0        0    11008
GREAT LAKES DREDGE & DOCK CO   COM              390607109       58    10000 SH       SOLE                        0        0    10000
ISHARES INC                    MSCI PAC J IDX   464286665      297     6707 SH       SOLE                        0        0     6707
ISHARES TR                     S&P 100 IDX FD   464287101      252     4895 SH       SOLE                        0        0     4895
ISHARES TR                     BARCLYS TIPS BD  464287176     1309    12007 SH       SOLE                        0        0    12007
ISHARES TR                     FTSE XNHUA IDX   464287184      291     6803 SH       SOLE                        0        0     6803
ISHARES TR                     BARCLY USAGG B   464287226      449     4135 SH       SOLE                        0        0     4135
ISHARES TR                     MSCI EMERG MKT   464287234     2145    47901 SH       SOLE                        0        0    47901
ISHARES TR                     S&P LTN AM 40    464287390     3038    60112 SH       SOLE                        0        0    60112
ISHARES TR                     MSCI EAFE IDX    464287465     1317    23974 SH       SOLE                        0        0    23974
ISHARES TR                     RUSSELL MIDCAP   464287499     2084    23061 SH       SOLE                        0        0    23061
ISHARES TR                     RUSSELL1000VAL   464287598     3348    56762 SH       SOLE                        0        0    56762
ISHARES TR                     RUSSELL1000GRW   464287614      473     9213 SH       SOLE                        0        0     9213
ISHARES TR                     RUSSELL 1000     464287622     7741   122585 SH       SOLE                        0        0   122585
ISHARES TR                     RUSSELL 2000     464287655     9003   133376 SH       SOLE                        0        0   133376
ISHARES TR                     RUSSELL 3000     464287689      273     4054 SH       SOLE                        0        0     4054
ISHARES TR                     S&P SMLCAP 600   464287804     1449    24519 SH       SOLE                        0        0    24519
ISHARES TR                     MSCI ACWI EX     464288240     2620    63333 SH       SOLE                        0        0    63333
JOHNSON & JOHNSON              COM              478160104      520     8398 SH       SOLE                        0        0     8398
JPMORGAN CHASE & CO            COM              46625h100      301     7911 SH       SOLE                        0        0     7911
NGP CAP RES CO                 COM              62912R107      112    12400 SH       SOLE                        0        0    12400
OMNICOM GROUP INC              COM              681919106      252     6390 SH       SOLE                        0        0     6390
PIONEER FLOATING RATE TR       COM              72369J102      493    40653 SH       SOLE                        0        0    40653
POWERSHARES ETF TRUST          FINL PFD PTFL    73935X229     3927   215851 SH       SOLE                        0        0   215851
SUNOCO LOGISTICS PRTNRS L P    COM UNITS        86764L108      510     6485 SH       SOLE                        0        0     6485
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775     5806   127887 SH       SOLE                        0        0   127887
VANGUARD WORLD FDS             CONSUM STP ETF   92204A207      368     5213 SH       SOLE                        0        0     5213